CERTIFICATION OF STRONG ASIA PACIFIC FUND, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                            Strong Asia Pacific Fund

STRONG ASIA PACIFIC FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectus and Statement of Additional Information for the Strong Asia Pacific Fund - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 22 (File No. 33-70762; 811-8098) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Prospectus and Statement of Additional Information for the Strong Asia Pacific Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                      STRONG ASIA PACIFIC FUND, INC.

                                      /s/ Richard W. Smirl
                                      ___________________________________
                                      By:    Richard W. Smirl
                                      Title: Vice President and Secretary

                                      Dated: May 4, 2004